Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	June 30, 2018	December 31, 2017
Cash on hand and at banks	$26,208	$60,088
Short-term deposits	23,258	21,063
Total cash and cash equivalents	$49,466	$81,151